Revenue- By type of service (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Revenue by type of service
Revenue	$ 15,686	¥ 101,143	¥ 76,204	¥ 52,504
Online marketing services
Revenue by type of service
Revenue		57,148	40,135	30,928
P4P and display marketing
Revenue by type of service
Revenue		53,185	36,197	27,869
Other online marketing services
Revenue by type of service
Revenue		3,963	3,938	3,059
Commission
Revenue by type of service
Revenue		27,793	22,705	12,778
Membership fees and value-added services
Revenue by type of service
Revenue		7,627	6,431	5,135
Others
Revenue by type of service
Revenue		¥ 8,575	¥ 6,933	¥ 3,663